BASIC AND DILUTED LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
BASIC AND DILUTED LOSS PER SHARE
Schedule of potentially anti-dilutive securities were excluded from the computation of earnings per share

	June 30,
	2026	2025
Common stock warrants	753,811	89,007
Assumed conversion of preferred stock	908,862	—
Stock options	23,817	26,443
Total	1,686,490	115,450

Schedule of dilutive securities were excluded from the computation of earnings per share

	December 31,
	2025	2024
Common stock warrants	46,007	89,007
Assumed conversion of preferred stock	—	39,464
Stock options	32,862	12,398
Total	78,869	140,869